WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Schedule of Warrants on Convertible Preferred Stock Outstanding

	March 31, 2021
	Issuance Date	Exercise Price		Number of Shares	Term (years)
Series A’	2012	$0.4485		178,372	10
Series D	2017	1.5326		6,157,542	7
Series D’	2019 and 2020	1.5326	**	37,869,886	7
Total				44,205,800

**  In connection with various issuances of convertible promissory notes that occurred during 2021 and 2020, warrants to purchase either next financing stock or Series D’ preferred stock were issued. At March 31, 2021 and December 31, 2020, the number of warrants issued was subject to adjustment pending the occurrence of the next round of financing; however, the number of shares and exercise price of these warrants and related valuation of these warrants has been performed assuming that the warrants will be on Series D’ preferred stock.

	December 31, 2020
		Exercise	Number of	Term
	Issuance Date	Price	Shares	(years)
Series A’	2012	$0.4485	178,372	10
Series D	2017	1.5326	6,247,984	7
Series D’	2019 and 2020	1.5326**	37,869,886	7
Total			44,296,242

	December 31, 2019
		Exercise	Number of	Term
	Issuance Date	Price	Shares	(years)
Series A’	2012	$0.4485	178,372	10
Series D	2017	1.5326	6,269,223	7
Series D’	2019	1.5326**	23,177,068	7
Total			29,624,663

**   In connection with various issuances of Convertible Notes that occurred during 2019 and 2020, warrants to purchase either next financing stock or Series D’ preferred stock were issued. At December 31, 2020 and December 31, 2019, the number of warrants issued was subject to adjustment pending the occurrence of the next round of financing; however, the number of shares and exercise price of these warrants and related valuation of these warrants has been performed assuming that the warrants will be on Series D’ preferred stock.